Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2011	Mar. 29, 2011	Dec. 31, 2008
Document And Entity Information
Entity Registrant Name	Ministry Partners Investment Company, LLC
Entity Central Index Key	0000944130
Document Type	S-1
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 1,809,572
Entity Common Stock, Shares Outstanding	146,522	146,522
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011